Investment Objectives and Goals	Dec. 08, 2025
GraniteShares YieldBOOST Single Stock Universe ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
GraniteShares YieldBOOST TopYielders ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.